As Filed with the United States Securities and Exchange Commission on September 12, 2025.
1933 Act Registration No. 333-36074
1940 Act Registration No. 811-09913

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 214	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 215	☒

AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)
(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Houston, TX 77046-1173
(Address of Principal Executive Office)
Registrant’s Telephone Number, including Area Code: (713) 626-1919
Melanie Ringold, Esquire
11 Greenway Plaza, Houston, TX 77046
(Address of Principal Executive Office)

Copy to:
Taylor V. Edwards, Esquire Invesco Advisers, Inc. 225 Liberty Street, 15th FL New York, NY 10281-1087	Matthew R. DiClemente, Esquire Mena M. Larmour, Esquire Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.
It is proposed that this filing will become effective (check appropriate box)
__	immediately upon filing pursuant to paragraph (b)
X	on October 12, 2025 pursuant to paragraph (b)
__	60 days after filing pursuant to paragraph (a)
__	on (date) pursuant to paragraph (a)
__	75 days after filing pursuant to paragraph (a)(2)
__	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
This post-effective amendment relates only to the Class A, Class C, Class R, Class Y and Class R5 shares of Invesco NASDAQ 100 Index Fund series of the Registrant (the “Fund”) as described in the Explanatory Note below. No information relating to the Registrant’s other series is amended or superseded hereby.

EXPLANATORY NOTE
Post-Effective Amendment No. 134 to the Registrant’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 135 under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) (“PEA No. 134”), was filed with the U.S. Securities and Exchange Commission via the EDGAR system pursuant to Rule 485(a)(1) under the Securities Act on July 28, 2020, EDGAR Accession No. 0001137439-20-000666, relating to the Class A, Class C, Class R, Class Y and Class R5 shares of Invesco NASDAQ 100 Index Fund (the “Fund”).
Pursuant to Rule 485(b)(1)(iii) under the Securities Act, this Post-Effective Amendment No. 214 to the Registrant’s Registration Statement under the Securities Act (Amendment No. 215 under the Investment Company Act) (“PEA No. 214”) is being filed solely for the purpose of designating October 12, 2025, as the new effective date for PEA No. 134. The effectiveness of PEA No. 134 was delayed previously pursuant to Post-Effective Amendment Nos. 140, 141, 142, 144, 145, 146, 147, 148, 150, 151, 153, 154, 155, 156, 157, 158, 160, 161, 162, 163, 164, 165, 166, 167, 168, 169, 170, 171, 173, 175, 176, 178, 179, 180, 181, 182, 183, 184, 185, 186, 187, 188, 190, 191, 192, 193, 194, 195, 196, 197, 198, 199, 200, 201, 202, 204, 205, 206, 207, 208, 209, 210 , 211 and 212 to the Registrant's Registration Statement filed on October 9, 2020, November 10, 2020, December 9, 2020, January 7, 2021, February 4, 2021, March 4, 2021, April 1, 2021 April 30, 2021, May 28, 2021, June 25, 2021, July 23, 2021, August 20, 2021, September 17, 2021, October 15, 2021, November 12, 2021, December 10, 2021, January 7, 2022, February 4, 2022, March 4, 2022, April 1, 2022, April 29, 2022, May 27, 2022, June 24, 2022, July 22, 2022, August 19, 2022, September 16, 2022, October 14, 2022 November 10, 2022, December 9, 2022, January 6, 2023, February 3, 2023, March 3, 2023, March 31, 2023, April 28, 2023, May 26, 2023, June 23, 2023, July 21, 2023, August 18, 2023, September 15, 2023, October 13, 2023,  November 9, 2023, December 8, 2023, January 5, 2024, February 2, 2024, March 1, 2024, March 28, 2024, April 26, 2024, May 24, 2024, June 21, 2024, July 19, 2024, August 16, 2024, September 13, 2024, October 11, 2024,  November 8, 2024, December 6, 2024, January 3, 2025, January 31, 2025, February 28, 2025, March 28, 2025, April 25, 2025 , May 23, 2025, June 20, 2025, July 18, 2025 and August 15, 2025, respectively.
The Prospectus and Statement of Additional Information for the Fund’s Class A, Class C, Class R, Class Y and Class R5 shares included in PEA No. 134 are incorporated by reference into this PEA No. 214.
The Part C of the Registrant’s Registration Statement included in Post-Effective Amendment No. 213 to the Registrant’s Registration Statement under the Securities Act (Amendment No. 214 under the Investment Company Act), filed on August 27, 2025, EDGAR Accession No. 0001104659-25-084090, is incorporated by reference into this PEA No. 214.
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Houston, Texas, on the 12th day of September, 2025.
AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)
By:	/s/ Glenn Brightman
(Glenn Brightman)
Title:	President
Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.
SIGNATURE	TITLE	DATE
/s/ Glenn Brightman	President	September 12, 2025
(Glenn Brightman)	(Principal Executive Officer)
/s/ Beth Ann Brown*	Chair and Trustee	September 12, 2025
(Beth Ann Brown)
/s/ Carol Deckbar*	Trustee	September 12, 2025
(Carol Deckbar)
/s/ Cynthia Hostetler*	Trustee	September 12, 2025
(Cynthia Hostetler)
/s/ Eli Jones*	Trustee	September 12, 2025
(Eli Jones)

SIGNATURE	TITLE	DATE
/s/ Elizabeth Krentzman*	Trustee	September 12, 2025
(Elizabeth Krentzman)
/s/ Jeffrey H. Kupor*	Trustee	September 12, 2025
(Jeffrey H. Kupor)
/s/ Anthony J. LaCava, Jr.*	Trustee	September 12, 2025
(Anthony J. LaCava, Jr.)
/s/ James Liddy*	Trustee	September 12, 2025
(James Liddy)
/s/ Prema Mathai-Davis*	Trustee	September 12, 2025
(Prema Mathai-Davis)
/s/ Joel W. Motley*	Trustee	September 12, 2025
(Joel W. Motley)
/s/ Edward Perkin*	Trustee	September 12, 2025
(Edward Perkin)
/s/ Teresa M. Ressel*	Trustee	September 12, 2025
(Teresa M. Ressel)
/s/ Douglas Sharp*	Trustee	September 12, 2025
(Douglas Sharp)
/s/ Daniel S. Vandivort*	Trustee	September 12, 2025
(Daniel S. Vandivort)

/s/ Adrien Deberghes	Senior Vice President &	September 12, 2025
(Adrien Deberghes)	Treasurer (Principal Financial Officer)
/s/ Glenn Brightman		September 12, 2025
(Glenn Brightman)
Attorney-In-Fact
*Glenn Brightman, pursuant to powers of attorney dated December 18, 2024, incorporated herein by reference to Post-Effective Amendment No. 205 to the Registration Statement of Registrant filed on January 31, 2025.